Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Long-term loan with fixed interest rate	$ 1,730
Loan from a non-controlling shareholder with fixed interest rate	3,324
Property, plant and equipment, carrying value	67,963	69,171
Total Losses	57	2,176	419
Nonrecurring
Fair Value Measurements
Total Losses		2,171
Nonrecurring | Plant, building and equipment
Fair Value Measurements
Total Losses		2,171
Nonrecurring | Fair value
Fair Value Measurements
Total nonrecurring		3,012
Nonrecurring | Fair value | Land use right
Fair Value Measurements
Total nonrecurring		1,226
Nonrecurring | Fair value | Plant, building and equipment
Fair Value Measurements
Total nonrecurring		1,786
Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Total nonrecurring		3,012
Nonrecurring | Significant Other Observable Inputs (Level 2) | Land use right
Fair Value Measurements
Total nonrecurring		1,226
Nonrecurring | Significant Other Observable Inputs (Level 2) | Plant, building and equipment
Fair Value Measurements
Total nonrecurring		1,786
Tangshan Yian
Fair Value Measurements
Property, plant and equipment, fair value		2,923
Property, plant and equipment, carrying value		4,420
Sinovac Beijing | Equipment and leasehold improvement
Fair Value Measurements
Property, plant and equipment, fair value	89
Property, plant and equipment, carrying value	$ 740